Consolidated Statements of Changes in Shareholders’ Equity - CAD ($) $ in Thousands	Share capital	Contributed surplus	Retained earnings	Total
Balance at Dec. 31, 2023	$ 158,515	$ 9,788	$ 526,697
Net income and comprehensive income			121,411	$ 121,411
Stock-based compensation		6,344
Issuance of shares on exercise of share units		(7,211)
Issuance of shares on exercise of share units	5,887
Issuance of shares on rights offering
Share issuance costs, net of tax
Balance at Dec. 31, 2024	164,402	8,921	648,108	821,431
Total shareholders’ equity				821,431
Net income and comprehensive income			47,504	47,504
Stock-based compensation		2,923
Issuance of shares on exercise of share units		(3,534)
Issuance of shares on exercise of share units	2,561
Issuance of shares on rights offering	298,653
Share issuance costs, net of tax	(2,681)
Balance at Dec. 31, 2025	$ 462,935	$ 8,310	$ 695,612	1,166,857
Total shareholders’ equity				$ 1,166,857